INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of investments

	As at December 31,	As at December 31,
	2023	2022
Equity securities	$323,711	$304,618
Share purchase warrants	21,546	28,124
Total investments	$345,257	$332,742

The following tables set out details of the Company’s largest equity investments by carrying value:

	As at December 31, 2023
		Share purchase
	Equity securities	warrants	Total
Orla Mining Ltd.	$90,158	$15,093	$105,251
Rupert Resources Ltd.	88,505	—	88,505
Canada Nickel	16,894	1,830	18,724
Other(i)	128,154	4,623	132,777
Total investments	$323,711	$21,546	$345,257

	As at December 31, 2022
		Share purchase
	Equity securities	warrants	Total
Rupert Resources Ltd.	$105,324	$—	$105,324
Orla Mining Ltd.	95,548	27,152	122,700
Wallbridge Mining Company Ltd.	11,499	—	11,499
White Gold Corp.	9,823	6	9,829
Other(i)	82,424	966	83,390
Total investments	$304,618	$28,124	$332,742

Note:

(i) The balance is comprised of 48 (2022 — 43) equity investments none of which are individually material.